LOANS HELD FOR INVESTMENT, NET (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Allowance for loan losses
Total	$ 2,052,365	$ 1,894,196		$ 1,707,282
Commercial and industrial
Allowance for loan losses
Total		$ 63,527		$ 177,820
Loan Receivable
Allowance for loan losses
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 2,052,365	$ 1,894,196		$ 1,707,282
Total	2,052,365	1,894,196	$ 1,990,668	1,707,282	$ 1,644,550	$ 1,733,097	$ 1,824,388	$ 2,436,785
Gross loans
Ending balance: individually evaluated for impairment	5,065,756	4,406,653		3,020,953
Ending balance: collectively evaluated for impairment	192,555,670	190,314,039		173,297,474
Total	$ 197,621,426	$ 194,720,692		$ 176,318,427
Loan Receivable | Commercial real estate
Allowance for loan losses
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 1,241,068	$ 1,136,458		$ 1,125,491
Total	1,241,068	1,136,458		1,125,491
Gross loans
Ending balance: individually evaluated for impairment	3,122,828	2,221,619		2,512,377
Ending balance: collectively evaluated for impairment	146,066,870	144,422,379		127,436,096
Total	$ 149,189,698	$ 146,643,998		$ 129,948,473
Loan Receivable | One- to four-family residential real estate
Allowance for loan losses
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 567,465	$ 656,089		$ 387,801
Total	567,465	656,089		387,801
Gross loans
Ending balance: individually evaluated for impairment	1,289,486	1,830,826		491,780
Ending balance: collectively evaluated for impairment	28,640,816	29,581,611		32,467,600
Total	$ 29,930,302	$ 31,412,437		$ 32,959,380
Loan Receivable | Commercial and industrial
Allowance for loan losses
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 197,713	$ 63,527		$ 177,820
Total	197,713	63,527		177,820
Gross loans
Ending balance: individually evaluated for impairment	630,195	354,208		16,796
Ending balance: collectively evaluated for impairment	10,168,222	9,881,284		8,577,548
Total	$ 10,798,417	$ 10,235,492		$ 8,594,344
Loan Receivable | Consumer and other
Allowance for loan losses
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 46,119	$ 38,122		$ 16,170
Total	46,119	$ 38,122		$ 16,170
Gross loans
Ending balance: individually evaluated for impairment	23,247
Ending balance: collectively evaluated for impairment	7,679,762	$ 6,428,765		$ 4,816,230
Total	$ 7,703,009	$ 6,428,765		$ 4,816,230